Organization and Business Operations (Details) - shares	12 Months Ended
	Dec. 31, 2024	Jan. 25, 2024
GE Vernova [Member]
Organization and Business Operations [Line Items]
Percentage of interest		50.00%
Class A Common Stock [Member] | Legacy Montana [Member]
Organization and Business Operations [Line Items]
Newly issued shares	23.8
Class A Common Stock [Member] | Montana Technologies Corporation [Member]
Organization and Business Operations [Line Items]
Shares issued	23.8
Class B Common Stock [Member] | Legacy Montana [Member]
Organization and Business Operations [Line Items]
Newly issued shares	23.8